Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Cortina Funds, Inc.
Central Index Key	0001289519
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018